Share capital - Deferred share units Outstanding (Details) - Deferred Share Unit [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number Of Outstanding Share Option	44,623
Deferred share unit Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Options Outstanding Exercise Price | $ / shares	$ 3.41
Options Outstanding Weighted Average Contractual Life	9 years 9 months 22 days
Number Of Outstanding Share Option	44,623
Number Of Shares Option Exercisable In Share Based Payment Arrangement	44,623